STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 28.5%	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	$685,208	$698,177
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	133,788	134,497
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	1,000,000	1,025,055
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	192,528	194,081
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	287,653	288,329
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	549,761	550,785
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	1,000,000	1,003,231
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	18,083	18,131
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	300,000	303,489
Series 2025-1A, Class B, 5.13%, 02/15/2033 (a)	1,000,000	1,000,142
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031 (a)	14,951	15,008
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	1,300,000	1,326,944
Series 2023-1, Class D, 6.35%, 04/12/2029 (a)	1,790,000	1,815,397
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,200,000	2,256,439
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027 (a)	500,000	493,500
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	400,000	397,687
Series 2021-1A, Class C, 2.13%, 08/20/2027 (a)	460,000	442,935
Series 2022-5A, Class B, 7.09%, 04/20/2027 (a)	1,000,000	1,016,806
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (a)	462,130	466,247
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	605,000	635,443
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	2,000,000	2,009,230
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027 (a)	500,000	500,779
Series 2022-3A, Class D, 6.76%, 09/15/2028	800,000	811,003
Series 2023-3A, Class D, 6.68%, 04/16/2029	1,000,000	1,026,384
FIGRE Trust 2023-HE1, Series 2024-HE6, Class A, 5.72%, 12/25/2054 (a)(b)	954,592	974,320
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (a)(b)	857,296	874,686
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	54,622	54,214
Series 2022-2CP, Class D, 3.00%, 05/18/2029 (a)	1,615,184	1,611,473
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	348,327	350,811
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	905,704	914,563
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053 (a)	1,000,000	1,019,906
GLS Auto Receivables Trust, Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	2,000,000	2,028,846

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 28.5% (CONTINUED)	Par	Value
GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.84% (30 day avg SOFR US + 1.50%), 01/25/2055 (a)	$1,344,923	$1,374,666
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029 (a)	566,260	566,705
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	250,000	254,692
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (a)	87,587	87,403
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,000,000	1,008,172
Series 2023-1A, Class C, 7.20%, 04/15/2033 (a)	1,862,000	1,891,842
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	600,000	608,903
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	1,000,000	1,034,019
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	1,400,000	1,400,013
Series 2024-2, Class A, 5.86%, 02/09/2032 (a)	270,892	272,045
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (a)	57,453	56,330
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	20,457	20,629
Series 2023-3, Class B, 9.57%, 12/16/2030 (a)	999,801	1,013,702
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	122,125	122,607
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	499,996	506,930
Series 2023-7, Class ABC, 8.27%, 07/15/2031 (a)(b)	430,069	435,665
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	499,814	509,513
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	157	159
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	2,239,523	2,280,988
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	2,035,606	2,093,363
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	667,012	675,333
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	530,044	541,737
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	999,915	1,003,685
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	2,000,000	2,008,716
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	636,503	641,963
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	235,439	237,804
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	987,489	996,863
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	793,336	800,758
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	453,830	454,783
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	1,000,000	1,003,357
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	500,000	501,937
Pretium Mortgage Credit Partners LLC, Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)(c)	460,015	463,465
Prosper Marketplace Issuance Trust
Series 2023-1A, Class A, 7.06%, 07/16/2029 (a)	4,866	4,881
Series 2023-1A, Class B, 7.48%, 07/16/2029 (a)	350,000	352,355
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	600,000	611,367

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 28.5% (CONTINUED)	Par	Value
PRPM LLC
Series 2024-4, Class A1, 6.41%, 08/25/2029 (a)(c)	$918,697	$931,009
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(c)	840,349	829,698
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	400,000	403,883
Reach Financial LLC
Series 2021-1A, Class C, 3.54%, 05/15/2029 (a)	110,398	109,802
Series 2022-2A, Class C, 8.40%, 05/15/2030 (a)	280,846	282,875
Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	500,000	503,461
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	112,459	113,209
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	125,547	127,009
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	250,000	249,544
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	390,397	401,653
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/2034 (a)	2,600,000	2,606,214
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	1,312,000	1,329,336
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	1,500,000	1,539,531
Upstart Pass-Through Trust Series
Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	12,508	12,504
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	135,236	133,622
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (a)	250,078	248,628
Series 2024-1, Class A, 5.33%, 11/20/2034 (a)	1,081,614	1,086,212
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	427,042	431,924
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	114,835	115,348
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(c)	457,052	458,565
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(c)	1,938,657	1,963,004
TOTAL ASSET-BACKED SECURITIES (Cost $65,653,004)		65,972,919

CORPORATE BONDS - 27.5%
Aerospace & Defense - 1.3%
Boeing Co., 2.75%, 02/01/2026	100,000	98,240
Hexcel Corp., 4.20%, 02/15/2027 (c)	570,000	563,136
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	1,250,000	1,245,580
Textron, Inc., 4.00%, 03/15/2026	1,200,000	1,191,579
		3,098,535

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 27.5% (CONTINUED)	Par	Value
Automobile Components - 0.3%
Magna International, Inc., 5.98%, 03/21/2026	$700,000	$700,101

Automotive - 1.4%
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,200,000	1,109,849
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,200,000	1,110,927
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	850,000	846,532
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	300,000	299,472
		3,366,780

Banks - 0.7%
Lloyds Banking Group PLC, 4.58%, 12/10/2025	700,000	698,423
Synchrony Bank, 5.63%, 08/23/2027	250,000	253,572
Truist Bank, 3.63%, 09/16/2025	750,000	746,326
		1,698,321

Brokerage & Investment Management - 0.4%
LPL Holdings, Inc., 5.70%, 05/20/2027	850,000	863,965

Capital Markets - 0.5%
Ares Capital Corp.
3.25%, 07/15/2025	750,000	746,624
7.00%, 01/15/2027	400,000	412,309
		1,158,933

Chemicals - 0.9%
Cabot Corp., 3.40%, 09/15/2026	1,200,000	1,179,521
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)	570,000	559,578
Nutrien Ltd., 3.00%, 04/01/2025	250,000	250,000
		1,989,099

Commercial Services - 0.5%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,200,000	1,147,875

Communications Equipment - 0.4%
Juniper Networks, Inc., 1.20%, 12/10/2025	900,000	878,546

Consumer Finance - 0.5%
Capital One Financial Corp., 4.20%, 10/29/2025	1,100,000	1,095,742

Containers & Packaging - 1.0%
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,200,000	1,141,750
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	1,200,000	1,158,204
		2,299,954

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 27.5% (CONTINUED)	Par	Value
Diversified Banks - 0.9%
Discover Bank, 3.45%, 07/27/2026	$1,200,000	$1,179,879
Fifth Third Bank, Inc., 3.85%, 03/15/2026	950,000	942,318
		2,122,197

Diversified Financial Services - 0.2%
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	370,000	369,527

Electric Products-Misc - 0.2%
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (a)	400,000	399,804

Electric Utilities - 1.1%
Edison International
4.95%, 04/15/2025	200,000	199,925
4.70%, 08/15/2025	600,000	600,085
NRG Energy, Inc., 2.00%, 12/02/2025 (a)	999,000	978,310
Pacific Gas and Electric Co., 3.15%, 01/01/2026	850,000	839,106
		2,617,426

Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc.
4.00%, 04/01/2025	900,000	900,000
3.88%, 01/12/2028	1,200,000	1,170,143
Avnet, Inc., 4.63%, 04/15/2026	1,200,000	1,198,387
Flex Ltd.
4.75%, 06/15/2025	906,000	905,390
3.75%, 02/01/2026	300,000	297,362
		4,471,282

Finance Companies - 0.5%
Avolon Holdings Funding Ltd., 6.38%, 05/04/2028 (a)	1,100,000	1,137,968

Finance-Leasing Companies - 0.7%
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	100,000	93,600
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (a)	1,411,000	1,472,027
		1,565,627

Financial Services - 0.7%
Athene Global Funding, 5.62%, 05/08/2026 (a)	700,000	707,341
Radian Group, Inc., 4.88%, 03/15/2027	1,000,000	999,705
		1,707,046

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 27.5% (CONTINUED)	Par	Value
Food & Beverage - 0.5%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	$1,100,000	$1,111,326

Food Products - 0.5%
Conagra Brands, Inc., 1.38%, 11/01/2027	1,150,000	1,057,507

Gas Utilities - 0.1%
National Fuel Gas Co., 5.50%, 10/01/2026	280,000	282,919

Health Care Providers & Services - 0.5%
HCA, Inc., 5.20%, 06/01/2028	1,150,000	1,163,570

Home Builders - 0.5%
Toll Brothers Finance Corp., 4.88%, 03/15/2027	1,120,000	1,120,298

Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026 (a)	1,250,000	1,232,813

Household Durables - 0.7%
Meritage Homes Corp., 5.13%, 06/06/2027	1,200,000	1,210,680
Whirlpool Corp., 3.70%, 05/01/2025	500,000	499,471
		1,710,151

Industrial Conglomerates - 0.2%
3M Co., 2.65%, 04/15/2025	400,000	399,638

Insurance - 0.1%
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	250,000	252,060

Leisure Products - 0.5%
Mattel, Inc., 3.38%, 04/01/2026 (a)	1,100,000	1,085,296

Logistics - 0.4%
Brambles USA, Inc., 4.13%, 10/23/2025 (a)	900,000	897,323

Machinery - 0.3%
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	600,000	597,621

Metal, Glass & Plastic Containers - 0.5%
Berry Global, Inc., 1.57%, 01/15/2026	1,200,000	1,169,705

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 27.5% (CONTINUED)	Par	Value
Oil, Gas & Consumable Fuels - 3.4%
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	$1,010,000	$968,310
Energy Transfer LP, 2.90%, 05/15/2025	755,000	753,265
EQT Corp.
3.13%, 05/15/2026 (a)	350,000	343,824
3.90%, 10/01/2027	821,000	806,271
Kinder Morgan, Inc., 4.30%, 06/01/2025	539,000	538,517
MPLX LP, 4.88%, 06/01/2025	149,000	148,998
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,200,000	1,175,124
ONEOK, Inc.
4.15%, 06/01/2025	500,000	499,256
4.85%, 07/15/2026	200,000	200,235
Ovintiv, Inc., 5.65%, 05/15/2025	600,000	600,403
Phillips 66, 3.85%, 04/09/2025	90,000	89,981
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	560,000	562,184
Western Midstream Operating LP, 4.75%, 08/15/2028	1,150,000	1,145,204
		7,831,572

Packaging & Containers - 0.0%(e)
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	108,000	104,251

Passenger Airlines - 0.2%
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)	500,000	500,687

Pharmaceuticals - 0.4%
Royalty Pharma PLC, 1.20%, 09/02/2025	900,000	886,128

Private Equity - 0.5%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	1,200,000	1,164,787

Software - 0.2%
Oracle Corp., 2.50%, 04/01/2025	490,000	490,000

Specialized REITs - 0.5%
Host Hotels & Resorts LP
4.00%, 06/15/2025	150,000	149,872
4.50%, 02/01/2026	1,050,000	1,046,468
		1,196,340

Specialty Retail - 0.3%
AutoNation, Inc., 4.50%, 10/01/2025	750,000	748,823

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

CORPORATE BONDS - 27.5% (CONTINUED)	Par	Value
Technology Distributors - 0.5%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	$540,000	$521,408
4.25%, 04/01/2028	662,000	650,107
		1,171,515

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp., 4.63%, 07/10/2025	750,000	749,660

Trading Companies & Distributors - 0.7%
Aircastle Ltd.
5.25%, 08/11/2025 (a)	750,000	750,532
2.85%, 01/26/2028 (a)	250,000	235,954
GATX Corp.
3.25%, 09/15/2026	450,000	441,189
3.50%, 03/15/2028	280,000	271,284
		1,698,959

Transaction & Payment Processing Services - 0.3%
Block Financial LLC, 5.25%, 10/01/2025	600,000	600,764

Trucking & Leasing - 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.75%, 05/24/2026 (a)	625,000	632,000

Utilities - 0.5%
Vistra Operations Co. LLC
5.13%, 05/13/2025 (a)	800,000	800,818
5.05%, 12/30/2026 (a)	400,000	401,247
		1,202,065
TOTAL CORPORATE BONDS (Cost $63,617,188)		63,746,506

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.6%
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	156,509	161,294
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	869,422	886,350
Federal Home Loan Mortgage Corp.
Series K047, Class A2, 3.33%, 05/25/2025 (b)	1,188,483	1,186,059
Series K048, Class A2, 3.28%, 06/25/2025 (b)	1,531,618	1,527,572
Series K049, Class A2, 3.01%, 07/25/2025	356,860	355,357
Series K050, Class A2, 3.33%, 08/25/2025 (b)	944,979	940,683
Series K053, Class A2, 3.00%, 12/25/2025	1,904,337	1,885,999

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.6% (CONTINUED)	Par	Value
Series K054, Class A2, 2.75%, 01/25/2026	$753,173	$743,632
Series K055, Class A2, 2.67%, 03/25/2026	2,169,084	2,135,726
Series K056, Class A2, 2.53%, 05/25/2026	2,500,000	2,453,763
Series K057, Class A2, 2.57%, 07/25/2026	1,975,000	1,936,347
Series K058, Class A2, 2.65%, 08/25/2026	2,277,000	2,226,735
Series K062, Class A2, 3.41%, 12/25/2026	2,000,000	1,970,990
Series K732, Class A2, 3.70%, 05/25/2025	262,514	261,988
Series K735, Class A2, 2.86%, 05/25/2026	480,025	473,097
Series K-F100, Class AS, 4.53% (30 day avg SOFR US + 0.18%), 01/25/2028	315,196	312,835
Series K-F101, Class AS, 4.55% (30 day avg SOFR US + 0.20%), 01/25/2031	396,618	390,118
Series K-F104, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 01/25/2031	581,574	578,501
Series K-F107, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 03/25/2028	847,197	840,548
Series K-F112, Class AS, 4.58% (30 day avg SOFR US + 0.23%), 04/25/2031	429,896	421,620
Series K-F113, Class AS, 4.58% (30 day avg SOFR US + 0.23%), 05/25/2028	321,846	319,516
Series K-F114, Class AS, 4.57% (30 day avg SOFR US + 0.22%), 05/25/2031	1,145,563	1,128,428
Series K-F115, Class AS, 4.56% (30 day avg SOFR US + 0.21%), 06/25/2031	1,852,905	1,824,518
Series K-F117, Class AS, 4.59% (30 day avg SOFR US + 0.24%), 06/25/2031	400,420	395,143
Series K-F118, Class AS, 4.55% (30 day avg SOFR US + 0.20%), 07/25/2028	243,647	241,497
Series K-F121, Class AS, 4.53% (30 day avg SOFR US + 0.18%), 08/25/2028	778,456	770,880
Series KF125, Class AS, 4.57% (30 day avg SOFR US + 0.22%), 10/25/2028	1,198,491	1,187,907
Series KF129, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 01/25/2029	410,729	407,345
Series KF133, Class AS, 4.72% (30 day avg SOFR US + 0.37%), 02/25/2029	1,374,116	1,368,151
Series KF160, Class AS, 5.05% (30 day avg SOFR US + 0.70%), 10/25/2030	591,218	595,223
Series KF48, Class A, 4.76% (30 day avg SOFR US + 0.40%), 06/25/2028	1,091,566	1,088,908
Series KF57, Class A, 5.01% (30 day avg SOFR US + 0.65%), 12/25/2028	713,083	716,932
Series KF59, Class A, 5.01% (30 day avg SOFR US + 0.65%), 02/25/2029	1,001,500	1,007,075

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.6% (CONTINUED)	Par	Value
Series KF61, Class A, 5.00% (30 day avg SOFR US + 0.64%), 03/25/2029	$436,672	$438,985
Series KF75, Class AL, 4.98% (30 day avg SOFR US + 0.62%), 12/25/2029	265,326	266,372
Series KF75, Class AS, 4.90% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	397,990	398,821
Series KF79, Class AL, 4.94% (30 day avg SOFR US + 0.58%), 05/25/2030	810,071	808,941
Series KF87, Class AS, 4.70% (30 day avg SOFR US + 0.35%), 08/25/2030	566,934	562,127
Series KF88, Class AL, 4.80% (30 day avg SOFR US + 0.44%), 09/25/2030	1,733,984	1,729,106
Series KF90, Class AS, 4.73% (30 day avg SOFR US + 0.38%), 09/25/2030	340,826	337,108
Series KF91, Class AS, 4.73% (30 day avg SOFR US + 0.38%), 10/25/2030	311,879	310,041
Series KF93, Class AS, 4.66% (30 day avg SOFR US + 0.31%), 10/25/2027	1,169,678	1,165,051
Series KF94, Class AL, 4.77% (30 day avg SOFR US + 0.41%), 11/25/2030	1,012,390	1,007,952
Series KF94, Class AS, 4.69% (30 day avg SOFR US + 0.34%), 11/25/2030	337,463	334,333
Series KF95, Class AL, 4.73% (30 day avg SOFR US + 0.37%), 11/25/2030	806,896	797,827
Series KF96, Class AL, 4.73% (30 day avg SOFR US + 0.37%), 12/25/2030	947,797	941,774
Series KF97, Class AS, 4.60% (30 day avg SOFR US + 0.25%), 12/25/2030	197,842	195,365
Series KF99, Class AS, 4.55% (30 day avg SOFR US + 0.20%), 12/25/2030	512,974	505,235
Series KJ21, Class A2, 3.70%, 09/25/2026	2,106,064	2,091,937
Series KLU2, Class A7, 2.23%, 09/25/2025 (b)	1,185,362	1,172,466
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 5.19% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)	224,433	224,643
Series 2022-DNA3, Class M1A, 6.34% (30 day avg SOFR US + 2.00%), 04/25/2042 (a)	213,571	216,403
Series 2022-HQA2, Class M1B, 8.34% (30 day avg SOFR US + 4.00%), 07/25/2042 (a)	1,550,000	1,636,324
Series 2024-DNA1, Class M1, 5.69% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	1,145,595	1,148,640
Series 2024-HQA2, Class M1, 5.54% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	1,709,702	1,710,769
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(b)	314,396	321,369

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.6% (CONTINUED)	Par	Value
Home RE Ltd., Series 2023-1, Class M1A, 6.49% (30 day avg SOFR US + 2.15%), 10/25/2033 (a)	$164,708	$165,073
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class A1, 5.88%, 12/25/2063 (a)(c)	768,836	779,649
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(b)	260,239	264,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,285,552)		52,271,799

COLLATERALIZED LOAN OBLIGATIONS - 14.4%
AMMC CDO, Series 2017-21A, Class B, 6.23% (3 mo. Term SOFR + 1.94%), 11/02/2030 (a)	250,000	250,038
Blackstone, Inc., Series 2018-1A, Class A2, 5.57% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	162,391	162,548
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.63% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	1,279,657	1,281,138
Carbone CLO LLC, Series 2017-1A, Class A1, 5.69% (3 mo. Term SOFR + 1.40%), 01/20/2031 (a)	1,021,363	1,019,479
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.65% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	1,115,175	1,116,750
KKR CLO Trust, Series 21, Class A, 5.56% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	231,011	231,152
LCM XIII LP, Series 14A, Class AR, 5.59% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)	416,098	416,290
Madison Park Funding Ltd.
Series 2015-18A, Class ARR, 5.49% (3 mo. Term SOFR + 1.20%), 10/21/2030 (a)	1,301,867	1,302,697
Series 2021-52A, Class X, 5.45% (3 mo. Term SOFR + 1.16%), 01/22/2035 (a)	368,421	368,414
Maranon Loan Funding Ltd., Series 2021-3A, Class XR, 5.60% (3 mo. Term SOFR + 1.30%), 10/15/2036 (a)	937,500	938,272
MidOcean Credit CLO, Series 2016-6A, Class ARRR, 5.52% (3 mo. Term SOFR + 1.23%), 04/20/2033 (a)	889,520	889,399
Milos Clo, Series 2017-1A, Class AR, 5.62% (3 mo. Term SOFR + 1.33%), 10/20/2030 (a)	1,200,613	1,201,374
Mountain View Funding CLO, Series 2017-2A, Class AR, 5.61% (3 mo. Term SOFR + 1.30%), 01/16/2031 (a)	900,182	900,325
Neuberger Berman CLO Ltd., Series 2020-36A, Class A1R2, 5.59% (3 mo. Term SOFR + 1.30%), 04/20/2033 (a)	1,250,000	1,247,608
OCP CLO Ltd., Series 2014-5A, Class A1R, 5.64% (3 mo. Term SOFR + 1.34%), 04/26/2031 (a)	190,007	190,066
Octagon Investment Partners Ltd., Series 2016-1A, Class XRR, 5.60% (3 mo. Term SOFR + 1.30%), 04/24/2037 (a)	1,118,421	1,122,081
OZLM Ltd., Series 2019-24A, Class A1AR, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	2,093,947	2,095,009

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 14.4% (CONTINUED)	Par	Value
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1AR, 5.40% (3 mo. Term SOFR + 1.10%), 04/15/2031 (a)	$1,077,656	$1,074,724
Parliament Funding, Series 2020-1A, Class BR, 6.20% (3 mo. Term SOFR + 1.91%), 10/20/2031 (a)	1,700,000	1,702,016
ROMARK CLO LLC, Series 2021-5A, Class X, 5.56% (3 mo. Term SOFR + 1.26%), 01/15/2035 (a)	842,105	842,096
Saranac CLO, Series 2013-1A, Class BR, 6.46% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	28,243	28,245
Sound Point CLO Ltd.
Series 2015-2A, Class ARRR, 5.76% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	956,759	958,579
Series 2018-1A, Class A, 5.56% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	1,498,579	1,499,397
Steele Creek CLO Ltd., Series 2014-1RA, Class B, 6.05% (3 mo. Term SOFR + 1.76%), 04/21/2031 (a)	1,250,000	1,250,484
Symphony CLO Ltd.
Series 2014-15A, Class AR3, 5.64% (3 mo. Term SOFR + 1.34%), 01/17/2032 (a)	1,915,063	1,916,487
Series 2021-26A, Class AR, 5.63% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	1,692,478	1,693,611
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.57% (3 mo. Term SOFR + 1.28%), 10/13/2032 (a)	910,083	911,289
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 5.70% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	967,156	967,127
TIAA CLO Ltd.
Series 2016-1A, Class ARR, 5.54% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)	1,183,367	1,183,926
Series 2017-2A, Class A, 5.72% (3 mo. Term SOFR + 1.41%), 01/16/2031 (a)	839,573	840,234
Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.49% (3 mo. Term SOFR + 1.20%), 01/20/2032 (a)	2,996,419	2,998,088
Venture CDO Ltd., Series 2018-32A, Class A1, 5.65% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	663,925	664,591
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $33,307,800)		33,263,534

MORTGAGE-BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp.
Series KF130, Class AS, 4.64% (30 day avg SOFR US + 0.29%), 01/25/2029	591,365	589,656
Series KF135, Class AS, 4.72% (30 day avg SOFR US + 0.37%), 05/25/2029	690,981	689,863
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,277,600)		1,279,519

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 0.2%	Par	Value
United States Treasury Note/Bond, 2.75%, 05/15/2025	$500,000	$499,078
TOTAL U.S. TREASURY SECURITIES (Cost $498,647)		499,078

SHORT-TERM INVESTMENTS - 6.9%		Value
Money Market Funds - 4.2%
First American Government Obligations Fund - Class X, 4.27% (f)	9,703,705	9,703,705

U.S. Treasury Bills - 2.7%	Par
4.36%, 09/04/2025 (g)	$3,000,000	2,946,895
4.11%, 10/02/2025 (g)	3,500,000	3,427,285
		6,374,180
TOTAL SHORT-TERM INVESTMENTS (Cost $16,077,012)		16,077,885

TOTAL INVESTMENTS - 100.7% (Cost $232,716,803)		$233,111,240
Liabilities in Excess of Other Assets - (0.7)% (d)		(1,660,329)
TOTAL NET ASSETS - 100.0%		$231,450,911

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $125,841,801 or 54.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	All or a portion of security has been pledged as collateral for futures contracts. The total value of assets committed as collateral as of March 31, 2025 is $77,507.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(g)	The rate shown is the annualized effective yield as of March 31, 2025.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF FUTURES CONTRACTS
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	15	06/30/2025	$3,107,578	$19,869
Total Unrealized Appreciation (Depreciation)				$19,869

STRIVE ENHANCED INCOME SHORT MATURITY ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive Enhanced Income Short Maturity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Asset-Backed Securities	$—	$65,972,919	$—	$65,972,919
Corporate Bonds	—	63,746,506	—	63,746,506
Collateralized Mortgage Obligations	—	52,271,799		52,271,799
Collateralized Loan Obligations	—	33,263,534	—	33,263,534
Mortgage-Backed Securities	—	1,279,519	—	1,279,519
U.S. Treasury Securities	—	499,078	—	499,078
Money Market Funds	9,703,705	—	—	9,703,705
U.S. Treasury Bills	—	6,374,180	—	6,374,180
Total Investments in Securities	$9,703,705	$223,407,535	$—	$233,111,240

Other Financial Instruments
Futures*	$19,869	$—	$—	$19,869
Total Futures	$19,869	$—	$—	$19,869
* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive Enhanced Income Short Maturity ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.